Exhibit 99.11 Schedule 7

Seller	Alt ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXXXXX	20250204032	Closed	2024-03-13 19:05	2024-03-13 19:05	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/13/2024		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/13/2024				XX	Second Home	Purchase	NA	1493127	Investor Post-Close	No
XXXXXXX	20250204032	Closed	2024-03-04 10:39	2024-03-13 19:05	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-03/13/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/13/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/04/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/13/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/13/2024	XXXXXXXX_RDA.pdf			XX	Second Home	Purchase	NA	1467453	N/A	N/A
XXXXXXX	20250204032	Closed	2024-03-06 21:28	2024-03-11 19:02	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)	Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-03/11/2024

Ready for Review-Document Uploaded. COC for Lock Extension has been uploaded. - Seller-03/10/2024

										Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - Due Diligence Vendor-03/06/2024	Ready for Review-Document Uploaded. COC for Lock Extension has been uploaded. - Seller-03/10/2024	Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-03/11/2024	XXXXXXXX COC.pdf			XX	Second Home	Purchase	NA	1476960	N/A	N/A
XXXXXXX	20250204032	Closed	2024-03-06 21:28	2024-03-11 19:02	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)	Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-03/11/2024

Ready for Review-Document Uploaded. Lock Extension COC has been uploaded. - Seller-03/10/2024

										Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). - Due Diligence Vendor-03/06/2024	Ready for Review-Document Uploaded. Lock Extension COC has been uploaded. - Seller-03/10/2024	Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-03/11/2024	XXXXXXXX COC.pdf			XX	Second Home	Purchase	NA	1476959	N/A	N/A
XXXXXXX	20250204023	Closed	2024-03-16 14:14	2025-01-21 17:07	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Credit History taken into consideration does not meet requirements	Resolved-Lender exception in file with appropriate compensating factors for post-closing cure. Credit history finding is non-material, ATR Failure finding is cleared. - Due Diligence Vendor-03/20/2024
Resolved-ATR Risk - Credit History taken into consideration meets requirements - Due Diligence Vendor-03/20/2024
Ready for Review-An exception has been granted to allow the documentation for the borrower’s current housing (XXXXXX receipts) to be utilized as the borrower’s primary housing.

The borrower is occupying the property at XXX XXXXXXXXX XX. That property was being sold as part of the borrowers relocation from XX to XX to be the owner/operation of a second XXXX-XXX-X location. The loan was structured worst case with the subject property to be a second home, qualifying the borrower with the full XXXXXX rental payments.

Compensating factors include post-closing reserves, and low DTI.
 - Seller-03/18/2024
Open-ATR Risk - Credit History taken into consideration does not meet requirements - Due Diligence Vendor-03/16/2024	Ready for Review-An exception has been granted to allow the documentation for the borrower’s current housing (XXXXXX receipts) to be utilized as the borrower’s primary housing.

The borrower is occupying the property at XXX XXXXXXXXX XX. That property was being sold as part of the borrowers relocation from XX to XX to be the owner/operation of a second XXXX-XXX-X location. The loan was structured worst case with the subject property to be a second home, qualifying the borrower with the full XXXXXX rental payments.

Compensating factors include post-closing reserves, and low DTI.
 - Seller-03/18/2024
												Resolved-Lender exception in file with appropriate compensating factors for post-closing cure. Credit history finding is non-material, ATR Failure finding is cleared. - Due Diligence Vendor-03/20/2024 Resolved-ATR Risk - Credit History taken into consideration meets requirements - Due Diligence Vendor-03/20/2024				XX	Second Home	Purchase	NA	1501445	N/A	N/A
XXXXXXX	20250204023	Closed	2024-03-13 10:54	2024-03-21 21:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/21/2024 Open-RESPA: AfBA Disclosure is Missing "This finding is non-material and will be rated a B for all agencies." - Due Diligence Vendor-03/13/2024		Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/21/2024				XX	Second Home	Purchase	NA	1491086	Investor Post-Close	No
XXXXXXX	20250204023	Closed	2024-03-16 14:13	2024-03-20 11:10	Waived	2 - Non-Material	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-03/20/2024
Waived-Document Uploaded. Lender provided evidence of exception waiver. - Due Diligence Vendor-03/19/2024
Ready for Review-An exception has been granted to allow the documentation for the borrower’s current housing (XXXXXX receipts) to be utilized as the borrower’s primary housing.

The borrower is occupying the property at XXX XXXXXXXXX XX. That property was being sold as part of the borrowers relocation from XX to XX to be the owner/operation of a second XXXX-XXX-X location. The loan was structured worst case with the subject property to be a second home, qualifying the borrower with the full XXXXXX rental payments.

Compensating factors include post-closing reserves, and low DTI.
 - Seller-03/18/2024
Open-Lender Guidelines require the following for verification of Housing History:
If the borrower is currently renting their current primary residence from a corporation, acceptable evidence of the rental history includes:
• A written VOR, or
• A credit supplement provided to the original credit report.
Or, If the borrower rents from an individual party (not a corporation), the rental history must be verified with twelve (12) months of cancelled checks or bank statements.
No verification of the borrower's rental history is provided in the loan file. - Due Diligence Vendor-03/16/2024	Ready for Review-An exception has been granted to allow the documentation for the borrower’s current housing (XXXXXX receipts) to be utilized as the borrower’s primary housing.

The borrower is occupying the property at XXX XXXXXXXXX XX. That property was being sold as part of the borrowers relocation from XX to XX to be the owner/operation of a second XXXX-XXX-X location. The loan was structured worst case with the subject property to be a second home, qualifying the borrower with the full XXXXXX rental payments.

Compensating factors include post-closing reserves, and low DTI.
 - Seller-03/18/2024
												Waived-A policy exception was issued post-closing. Lender exception was provided with appropriate compensating factors. Finding is non-material and loan will be graded a B. - Due Diligence Vendor-03/20/2024 Waived-Document Uploaded. Lender provided evidence of exception waiver. - Due Diligence Vendor-03/19/2024	XXXXXXX - XXXXXXXX (XXXXXXXXXX).msg		Compensating factors include post-closing reserves, and low DTI.	XX	Second Home	Purchase	NA	1501444	Investor Post-Close	No
XXXXXXX	20250204030	Closed	2024-03-10 11:35	2024-11-27 19:08	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-The finding is deemed non-material and will be rated a B. - Due Diligence Vendor-11/27/2024 Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/15/2024 Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/12/2024		Acknowledged-The finding is deemed non-material and will be rated a B. - Due Diligence Vendor-11/27/2024 Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/15/2024				XX	Second Home	Purchase	NA	1484164	Investor Post-Close	No
XXXXXXX	20250204026	Closed	2024-03-15 12:31	2024-03-19 22:26	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/15/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024	XXXXXXXX_RDA.pdf			XX	Investment	Purchase	NA	1498204	N/A	N/A
XXXXXXX	20250204025	Closed	2024-03-18 15:31	2024-03-20 19:58	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/20/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/18/2024		Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/20/2024	XXXXXXXX_RDA.pdf			XX	Investment	Purchase	NA	1504028	N/A	N/A
XXXXXXX	20250204025	Closed	2024-03-20 19:57	2024-03-20 19:57	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/20/2024		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/20/2024				XX	Investment	Purchase	NA	1512101	Investor Post-Close	No
XXXXXXX	20250204027	Closed	2024-03-16 11:54	2024-11-27 19:12	Waived	2 - Non-Material	Credit	Eligibility	Verified number of properties does not meet experience requirements	Waived-Document Uploaded. Lender provided evidence of exception waiver. - Due Diligence Vendor-03/19/2024

Ready for Review-An exception has been granted to accept a lack of 12 months investor history.

Compensating factor: Excessive DSCR of 1.27 vs. 1.00. Cash reserves.
 - Seller-03/18/2024

										Open-Loan file only contains evidence of experience for 0 properties which is below the guideline minimum. The final application discloses 3 rental properties owned free and clear but no documentation as to the minimum allowed 12 month ownership and management of these properties was provided. - Due Diligence Vendor-03/16/2024	Ready for Review-An exception has been granted to accept a lack of 12 months investor history. Compensating factor: Excessive DSCR of 1.27 vs. 1.00. Cash reserves. - Seller-03/18/2024	Waived-Document Uploaded. Lender provided evidence of exception waiver. - Due Diligence Vendor-03/19/2024	XXXXXXX - XXXXXXXXXX - XXXXXXXX.msg		Compensating factor: Excessive DSCR of 1.27 vs. 1.00. Cash reserves.	XX	Investment	Purchase	NA	1501355	Investor Post-Close	No
XXXXXXX	20250204027	Closed	2024-03-15 19:04	2024-03-20 20:15	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-03/20/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/20/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/15/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/20/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/20/2024	XXXXXXXX_RDA.pdf			XX	Investment	Purchase	NA	1500471	N/A	N/A
XXXXX XXXXXXX XXX	20250204035	Closed	2024-07-25 19:49	2025-01-22 20:48	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-01/22/2025

Resolved-Post Close AVM received.  Value Supported.  Condition Resolved. - Due Diligence Vendor-01/22/2025

Acknowledged-. - Due Diligence Vendor-08/06/2024

Resolved-The Property Grade is based on non-securitized grading. If the client would like to securitize in the future, either a secondary valuation is required, or the Property Grade will change to a C grade. - Due Diligence Vendor-08/06/2024

Counter-Lender rebuttal was reviewed. After further research and discussion, it has been determined that since this is a securitization scope, the grade should be based on Rating Agency (RA) guidance which is a level 3 or C. A valid secondary valuation supporting the origination appraisal value is required. Condition remains.   - Due Diligence Vendor-08/02/2024

										Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-07/25/2024		Resolved-Document Uploaded. - Due Diligence Vendor-01/22/2025 Resolved-Post Close AVM received. Value Supported. Condition Resolved. - Due Diligence Vendor-01/22/2025 Acknowledged-. - Due Diligence Vendor-08/06/2024 Resolved-The Property Grade is based on non-securitized grading. If the client would like to securitize in the future, either a secondary valuation is required, or the Property Grade will change to a C grade. - Due Diligence Vendor-08/06/2024	NO_REO_NUMBER_XXXXXXXX_XXXXX_XXXX_XXXXXX,_XXX_XXXX_XXXXXXXX.pdf			XX	Second Home	Purchase	NA	2059573	N/A	N/A
XXXXX XXXXXXX XXX	20250204035	Closed	2025-01-22 20:45	2025-01-22 20:45	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is graded B for SP only and graded A for all other agencies. - Due Diligence Vendor-01/22/2025		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is graded B for SP only and graded A for all other agencies. - Due Diligence Vendor-01/22/2025				XX	Second Home	Purchase	NA	3257903	Investor Post-Close	No
XXXXX XXXXXXX XXX	20250204035	Closed	2024-07-25 19:45	2024-08-05 20:17	Resolved	1 - Information	Credit	Missing Doc	Title Document Missing	Resolved-Lender provided clean final loan title policy. Condition cleared. - Due Diligence Vendor-08/05/2024 Counter-Lender provided the Title Commitment. However, said document reflects a Judgment Lien attached to a prior owner in the chain of title. Provide a Final Title Policy with judgement lien listed on Schedule B-II (#31) satisfied with no exception to the lien. Condition remains. - Due Diligence Vendor-08/02/2024 Open-Title Document is missing - Due Diligence Vendor-07/25/2024		Resolved-Lender provided clean final loan title policy. Condition cleared. - Due Diligence Vendor-08/05/2024	XXXXXXX - Title Commitment.pdf			XX	Second Home	Purchase	NA	2059482	N/A	N/A
XXXXX XXXXXXX XXX	20250204035	Closed	2024-07-25 19:26	2024-08-02 18:55	Acknowledged	2 - Non-Material	Credit	Missing Doc	Mortgage Insurance Cert Missing	Acknowledged-Lender rebuttal was reviewed. After further analysis, as well as consulting with Compliance, it has been determined that the Mortgage Insurance (MI) Quote provided within the loan file accurately reflects the terms. Therefore, even though the MI Certificate is not present, the finding is non-material and will be rated B. - Due Diligence Vendor-08/02/2024 Open-Mortgage Insurance is Present but Mortgage Insurance Cert is missing - Due Diligence Vendor-07/25/2024		Acknowledged-Lender rebuttal was reviewed. After further analysis, as well as consulting with Compliance, it has been determined that the Mortgage Insurance (MI) Quote provided within the loan file accurately reflects the terms. Therefore, even though the MI Certificate is not present, the finding is non-material and will be rated B. - Due Diligence Vendor-08/02/2024				XX	Second Home	Purchase	NA	2059149	Investor Post-Close	No